SHARE-BASED COMPENSATION ARRANGEMENTS (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	3,781	4,828
Forfeited during the year	(359)	(1,621)
Exercised during the year	(652)	(1,227)
Granted during the year	3,256	1,801
Number of options, Outstanding	6,026	3,781
Number of options, Exercisable	1,540	51
Weighted average exercise price, Outstanding | $ / shares	$ 2.19	$ 3.95
Forfeited during the year | $ / shares	6.79	3.91
Exercised during the year | $ / shares	2.08	0.72
Granted during the year | $ / shares	10.76	2.21
Weighted average exercise price, Outstanding | $ / shares	$ 6.54	$ 2.19